Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

13. Subsequent Events

In preparing the condensed consolidated financial statements as of September 30, 2021 and for the three and nine months ended September 30, 2021, the Company evaluated the effect subsequent events would have on the financial statements through the date the financial statements were issued.

On October 13, 2021, the Company borrowed an additional $10.0 million under the Loan Agreement, and the warrants to purchase an additional 123,302 shares of the Company’s common stock at an exercise price of $10.28 per share became exercisable. See Note 7 — Debt and Note 8 — Stockholders’ Equity (Deficit) for additional information.

14. Subsequent Events

The Company evaluated the effect subsequent events would have on the financial statements through March 22, 2021, which is the date the financial statements were issued.

Under the terms of her employment agreement, the Company awarded Dr. Niklason an additional stock option award in January 2021 entitling her to purchase 1,312,984 shares of the Company’s common stock at an exercise price of $10.28 per share, none of which have vested as of the issuance date of these financial statements. This stock option vests in equal annual installments on each of the first three anniversaries of November 9, 2020, subject to acceleration upon a corporate transaction (as defined in the 2015 Plan).

Under the terms of his consulting agreement, the Company awarded Mr. Sander an additional stock option award in January 2021 entitling him to purchase 183,817 shares of the Company’s common stock at an exercise price of $10.28 per share, none of which have vested as of the issuance date of these financial statements. This stock option vests in equal annual installments on each of the first three anniversaries of November 9, 2020, subject to acceleration upon a corporate transaction (as defined in the 2015 Plan).

On February 17, 2021, the Company entered into a business combination agreement with AHAC and Merger Sub, a wholly owned subsidiary of AHAC, pursuant to which Merger Sub will merge with the Company, with the Company surviving the Merger as a wholly owned subsidiary of AHAC. As a result of the Merger, AHAC will immediately be renamed New Humacyte. Immediately prior to the consummation of the Merger, the Company’s outstanding preferred stock will automatically convert into shares of the Company’s common stock at the then-effective conversion ratio. In addition, concurrently with the completion of the Merger, certain investors have agreed to subscribe for and purchase an aggregate of $175 million of common stock of New Humacyte. The boards of directors of both AHAC and the Company have approved the proposed Merger. Completion of the Merger is subject to approval of AHAC’s shareholders and the satisfaction or waiver of certain other customary closing conditions. The Company expects that the Merger will represent a business combination pursuant to FASB ASC Topic 805, Business Combinations and will be accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, AHAC will be treated as the acquired company for financial reporting purposes. This determination is primarily based on the fact that subsequent to the Merger, the Company’s stockholders are expected to have a majority of the voting power of the combined company, the Company will comprise all of the ongoing operations of the Combined Company, the Company will comprise a majority of the governing body of the combined company, and the Company’s senior management will comprise all of the senior management of the combined company. Accordingly, for accounting purposes, the Merger will be treated as the equivalent of the Company issuing shares for the net assets of AHAC, accompanied by a recapitalization. The net assets of AHAC will be stated at historical costs. No goodwill or other intangible assets will be recorded. Operations prior to the Merger will be those of the Company.